Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 134	$ 201
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 1	$ 30